Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 14, 2020
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 14, 2020
Prospectus Date	Dec. 14, 2020
The SPAC and New Issue ETF | The SPAC and New Issue ETF
Prospectus [Line Items]
Trading Symbol	SPCX